Inventories - Schedule of Inventory (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventory [Line Items]
Inventories	SFr 395.6	SFr 134.2
Gross carrying amount | Shoes
Disclosure Of Inventory [Line Items]
Inventories	344.7	118.9
Gross carrying amount | Apparel
Disclosure Of Inventory [Line Items]
Inventories	43.5	14.4
Gross carrying amount | Accessories
Disclosure Of Inventory [Line Items]
Inventories	8.3	1.8
Gross carrying amount | Other
Disclosure Of Inventory [Line Items]
Inventories	0.2	0.0
Allowances
Disclosure Of Inventory [Line Items]
Inventories	SFr 1.1	SFr 0.9